Capital Requirements - Capital Amounts and Ratios (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Capital Requirements
Percentage of capital securities issued by trust qualifying as Tier II capital, minimum	25.00%
Junior subordinated deferrable interest debentures	$ 108,868	$ 108,868
Parent Company
Capital Requirements
Common Equity Tier 1 Capital (to Risk Weighted Assets), Actual Amount	$ 2,893,228	$ 2,563,130
Common Equity Tier 1 Capital (to Risk Weighted Assets), Actual Ratio (as a percent)	0.2242%	0.2172%
Total Capital (to Risk Weighted Assets), Actual Amount	$ 3,136,215	$ 2,790,171
Total Capital (to Risk Weighted Assets), Actual Ratio (as a percent)	0.2431	0.2365
Tier 1 Capital (to Risk Weighted Assets), Actual Amount	$ 2,974,881	$ 2,642,492
Tier 1 capital (to Risk Weighted Assets), Actual Ratio (as a percent)	0.2306	0.2239
Tier 1 Capital (to Average Assets), Actual Amount	$ 2,974,881	$ 2,642,492
Tier 1 capital (to Average Assets), Actual Ratio (as a percent)	0.1884	0.1746
Parent Company | Minimum
Capital Requirements
Common Equity Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	$ 903,203	$ 825,968
Common Equity Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	0.07%	0.07%
Total Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	$ 1,354,805	$ 1,238,952
Total Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	0.105	0.105
Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	$ 1,096,747	$ 1,002,961
Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	0.085	0.085
Tier 1 Capital (to Average Assets), For Capital Adequacy Purposes Amount	$ 631,755	$ 605,262
Tier 1 Capital (to Average Assets), For Capital Adequacy Purposes Ratio (as a percent)	0.04	0.04
International Bank of Commerce Laredo
Capital Requirements
Common Equity Tier 1 Capital (to Risk Weighted Assets), Actual Amount	$ 1,638,720	$ 1,444,775
Common Equity Tier 1 Capital (to Risk Weighted Assets), Actual Ratio (as a percent)	0.1946%	0.1854%
Total Capital (to Risk Weighted Assets), Actual Amount	$ 1,744,057	$ 1,542,462
Total Capital (to Risk Weighted Assets), Actual Ratio (as a percent)	0.2071	0.1979
Tier 1 Capital (to Risk Weighted Assets), Actual Amount	$ 1,638,720	$ 1,444,775
Tier 1 capital (to Risk Weighted Assets), Actual Ratio (as a percent)	0.1946	0.1854
Tier 1 Capital (to Average Assets), Actual Amount	$ 1,638,720	$ 1,444,775
Tier 1 capital (to Average Assets), Actual Ratio (as a percent)	0.1767	0.164
International Bank of Commerce Laredo | Minimum
Capital Requirements
Common Equity Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	$ 589,359	$ 545,611
Common Equity Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 547,262	$ 506,639
Common Equity Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	0.07%	0.07%
Common Equity Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	0.065%	0.065%
Total Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	$ 884,039	$ 818,416
Total Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 841,942	$ 779,444
Total Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	0.105	0.105
Total Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	0.10	0.10
Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	$ 715,651	$ 662,527
Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 673,554	$ 623,555
Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	0.085	0.085
Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	0.08	0.08
Tier 1 Capital (to Average Assets), For Capital Adequacy Purposes Amount	$ 370,911	$ 352,412
Tier 1 Capital (to Average Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 463,639	$ 440,515
Tier 1 Capital (to Average Assets), For Capital Adequacy Purposes Ratio (as a percent)	0.04	0.04
Tier 1 Capital (to Average Assets), To Be well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	0.05	0.05
International Bank of Commerce Brownsville
Capital Requirements
Common Equity Tier 1 Capital (to Risk Weighted Assets), Actual Amount	$ 554,879	$ 232,965
Common Equity Tier 1 Capital (to Risk Weighted Assets), Actual Ratio (as a percent)	0.2611%	0.2072%
Total Capital (to Risk Weighted Assets), Actual Amount	$ 578,515	$ 247,031
Total Capital (to Risk Weighted Assets), Actual Ratio (as a percent)	0.2722	0.2197
Tier 1 Capital (to Risk Weighted Assets), Actual Amount	$ 554,879	$ 232,965
Tier 1 capital (to Risk Weighted Assets), Actual Ratio (as a percent)	0.2611	0.2072
Tier 1 Capital (to Average Assets), Actual Amount	$ 554,879	$ 232,965
Tier 1 capital (to Average Assets), Actual Ratio (as a percent)	0.1308	0.1472
International Bank of Commerce Brownsville | Minimum
Capital Requirements
Common Equity Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	$ 148,761	$ 78,718
Common Equity Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 138,136	$ 73,095
Common Equity Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	0.07%	0.07%
Common Equity Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	0.065%	0.065%
Total Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	$ 223,142	$ 118,076
Total Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 212,516	$ 112,454
Total Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	0.105	0.105
Total Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	0.10	0.10
Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	$ 180,639	$ 95,586
Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 170,013	$ 89,963
Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	0.085	0.085
Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	0.08	0.08
Tier 1 Capital (to Average Assets), For Capital Adequacy Purposes Amount	$ 169,680	$ 63,294
Tier 1 Capital (to Average Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 212,100	$ 79,117
Tier 1 Capital (to Average Assets), For Capital Adequacy Purposes Ratio (as a percent)	0.04	0.04
Tier 1 Capital (to Average Assets), To Be well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	0.05	0.05
International Bank Of Commerce Oklahoma
Capital Requirements
Common Equity Tier 1 Capital (to Risk Weighted Assets), Actual Amount	$ 240,023	$ 477,390
Common Equity Tier 1 Capital (to Risk Weighted Assets), Actual Ratio (as a percent)	0.2057%	0.2441%
Total Capital (to Risk Weighted Assets), Actual Amount	$ 254,659	$ 500,268
Total Capital (to Risk Weighted Assets), Actual Ratio (as a percent)	0.2182	0.2558
Tier 1 Capital (to Risk Weighted Assets), Actual Amount	$ 240,023	$ 477,390
Tier 1 capital (to Risk Weighted Assets), Actual Ratio (as a percent)	0.2057	0.2441
Tier 1 Capital (to Average Assets), Actual Amount	$ 240,023	$ 477,390
Tier 1 capital (to Average Assets), Actual Ratio (as a percent)	0.1447	0.1179
International Bank Of Commerce Oklahoma | Minimum
Capital Requirements
Common Equity Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	$ 81,679	$ 136,883
Common Equity Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 75,845	$ 127,106
Common Equity Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	0.07%	0.07%
Common Equity Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	0.065%	0.065%
Total Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	$ 122,519	$ 205,325
Total Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 116,685	$ 195,547
Total Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	0.105	0.105
Total Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	0.10	0.10
Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	$ 99,182	$ 166,215
Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 93,348	$ 156,438
Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	0.085	0.085
Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	0.08	0.08
Tier 1 Capital (to Average Assets), For Capital Adequacy Purposes Amount	$ 66,341	$ 161,919
Tier 1 Capital (to Average Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 82,926	$ 202,398
Tier 1 Capital (to Average Assets), For Capital Adequacy Purposes Ratio (as a percent)	0.04	0.04
Tier 1 Capital (to Average Assets), To Be well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	0.05	0.05
Commerce Bank
Capital Requirements
Common Equity Tier 1 Capital (to Risk Weighted Assets), Actual Amount	$ 102,200	$ 64,110
Common Equity Tier 1 Capital (to Risk Weighted Assets), Actual Ratio (as a percent)	0.375%	0.3118%
Total Capital (to Risk Weighted Assets), Actual Amount	$ 105,090
Total Capital (to Risk Weighted Assets), Actual Ratio (as a percent)	0.3856	0.3243
Tier 1 Capital (to Risk Weighted Assets), Actual Amount	$ 102,200	$ 66,680
Tier 1 capital (to Risk Weighted Assets), Actual Ratio (as a percent)	0.375	0.3118
Tier 1 Capital (to Average Assets), Actual Amount	$ 102,200	$ 64,110
Tier 1 capital (to Average Assets), Actual Ratio (as a percent)	0.1353	0.1326
Commerce Bank | Minimum
Capital Requirements
Common Equity Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	$ 19,077	$ 14,394
Common Equity Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 17,714	$ 13,366
Common Equity Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	0.07%	0.07%
Common Equity Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	0.065%	0.065%
Total Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	$ 28,616	$ 21,591
Total Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 27,253	$ 20,563
Total Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	0.105	0.105
Total Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	0.10	0.10
Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	$ 23,165	$ 17,478
Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 21,802	$ 16,450
Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	0.085	0.085
Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	0.08	0.08
Tier 1 Capital (to Average Assets), For Capital Adequacy Purposes Amount	$ 30,219	$ 19,338
Tier 1 Capital (to Average Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 37,774	$ 24,172
Tier 1 Capital (to Average Assets), For Capital Adequacy Purposes Ratio (as a percent)	0.04	0.04
Tier 1 Capital (to Average Assets), To Be well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	0.05	0.05
International Bank of Commerce Zapata
Capital Requirements
Common Equity Tier 1 Capital (to Risk Weighted Assets), Actual Amount	$ 66,932	$ 97,334
Common Equity Tier 1 Capital (to Risk Weighted Assets), Actual Ratio (as a percent)	0.3274%	0.3657%
Total Capital (to Risk Weighted Assets), Actual Amount	$ 69,278	$ 100,660
Total Capital (to Risk Weighted Assets), Actual Ratio (as a percent)	0.3389	0.3782
Tier 1 Capital (to Risk Weighted Assets), Actual Amount	$ 66,932	$ 97,334
Tier 1 capital (to Risk Weighted Assets), Actual Ratio (as a percent)	0.3274	0.3657
Tier 1 Capital (to Average Assets), Actual Amount	$ 66,932	$ 97,334
Tier 1 capital (to Average Assets), Actual Ratio (as a percent)	0.1344	0.145
International Bank of Commerce Zapata | Minimum
Capital Requirements
Common Equity Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	$ 14,310	$ 18,628
Common Equity Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 13,287	$ 17,298
Common Equity Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	0.07%	0.07%
Common Equity Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	0.065%	0.065%
Total Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	$ 21,464	$ 27,943
Total Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 20,442	$ 26,612
Total Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	0.105	0.105
Total Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	0.10	0.10
Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	$ 17,376	$ 22,620
Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 16,354	$ 21,290
Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	0.085	0.085
Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	0.08	0.08
Tier 1 Capital (to Average Assets), For Capital Adequacy Purposes Amount	$ 19,917	$ 26,858
Tier 1 Capital (to Average Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 24,896	$ 33,572
Tier 1 Capital (to Average Assets), For Capital Adequacy Purposes Ratio (as a percent)	0.04	0.04
Tier 1 Capital (to Average Assets), To Be well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	0.05	0.05